FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$427	$-	$-	$427
Corporate bonds	-	237	-	237
Equity fund	226	-	-	226
Foreign currency derivative contracts	-	156	-	156

Total financial assets	$653	$393	$-	$1,046

Liabilities:
Contingent consideration	$-	$-	$1,942	$1,942

Total financials liabilities	$-	$-	$1,942	$1,942

	June 30, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$418	$-	$-	$418
Corporate bonds	-	221	-	221
Equity fund	227	-	-	227
Foreign currency derivative contracts	-	118	-	118

Total financial assets	$645	$339	$-	$984

Liabilities:
Contingent and deferred consideration	$-	$-	$5,607	$5,607

Total financials liabilities	$-	$-	$5,607	$5,607